Statements of Operations - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue	¥ 611,708	¥ 675,561	¥ 693,104
Cost of revenue	8,760	3,936	19,848
Gross profit	602,948	671,625	673,256
Operating expenses:
Research and development		86,158	103,440
Selling, general and administrative expenses	2,081,845	1,119,641	1,221,614
Total operating expenses	2,081,845	1,205,799	1,325,054
Loss from operations	(1,478,897)	(534,174)	(651,798)
Other expenses, net	(2,045)	(511)	(10,168)
Interest expenses	(8,472)
Loss before income taxes	(1,489,414)	(534,685)	(661,966)
Income tax expenses
Net loss	¥ (1,489,414)	¥ (534,685)	¥ (661,966)
Net loss per share attributable to shareholders, basic	¥ (33.2)	¥ (12.7)	¥ (16.1)
Net loss per share attributable to shareholders, diluted	¥ (33.2)	¥ (12.7)	¥ (16.1)
Weighted-average shares outstanding used to compute net loss per share, basic	44,870,959	42,210,000	41,127,797
Weighted-average shares outstanding used to compute net loss per share, diluted	44,870,959	42,210,000	41,127,797